Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 West Cameron Pipeline [Member]	Dec. 31, 2011 West Cameron Pipeline [Member]
Asset Retirement Obligaiton [Line Items]
Balance at beginning of period	$ 8,319	$ 8,093	$ 7,249
Additions	452	872
Reductions	0	(920)			400
Expenditures	(258)			(500)	(501)
Accretion expense	32	1,393	1,200
Balance at end of period	$ 8,093	$ 7,249